Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Prepayments and accrued income	$ 15,778	$ 13,781
Settlement accounts and items in course of collection from other banks	29,961	19,050
Cash collateral and margin receivables	57,706	59,488
Bullion	34,917	16,841
Endorsements and acceptances	8,695	8,093
Insurance contract assets (Note 4)	118	132
Reinsurance contract assets	5,886	4,798
Employee benefit assets (Note 5)	8,246	7,548
Right-of-use assets	2,991	2,205
Owned property, plant and equipment	9,615	9,407
Other accounts	10,881	11,397
Prepayments, accrued income and other assets	184,794	152,740
– prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 120,000	$ 109,300